TRAVELERS VINTAGE 3 VARIABLE ANNUITY
                                            SUPPLEMENT DATED JANUARY 10, 2003 TO
                                                    PROSPECTUS DATED MAY 1, 2002


1.   The Fee Table is modified as follows:

The information contained in the "Annual Separate Account Charges" is deleted and replaced with the following:

We will assess a mortality and expense risk charge ("M & E") of 1.70% and an administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., and a maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit ("GMWB"), both optional features. Below is a summary of all charges that may apply, depending on the optional features you select:


              Mortality and Expense Risk Charge ..........   1.70%
              Administrative Expense Charge ..............   0.15%
              Total with No Optional Features Selected ...   1.85%
              Total with E.S.P. only selected ............   2.05%
              Total with GMWB only selected ..............   2.85%
              Total with E.S.P. and GMWB selected ........   3.05%


2.   The following expense example table is added to the Fee Table.


EXAMPLE:  WITH E.S.P. AND GMWB

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the maximum charges reflected in the expense table above with the E.S.P. and GMWB options selected.

-------------------------------------------------------- --------------------------------------- -----------------------------------
                                                           IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                                  END OF PERIOD SHOWN:           ANNUITIZED AT END OF PERIOD SHOWN:
                                                         --------------------------------------- -----------------------------------
FUNDING OPTION                                            1 YEAR    3 YEARS  5 YEARS  10 YEARS   1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------- ---------- -------- -------- ---------- ------- -------- -------- ---------
AIM VARIABLE INSURANCE FUNDS, INC.
      AIM V.I. Premier Equity Fund - Series I                93       142      173       361       33      102      173       361
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
      Growth and Income Portfolio - Class B                  94       144      176       368       34      104      176       368
      Premier Growth Portfolio - Class B                     98       155      194       400       38      115      194       400
AMERICAN VARIABLE INSURANCE SERIES
      Global Growth Fund - Class 2                           94       145      178       370       34      105      178       370
      Growth Fund - Class 2                                  91       136      163       341       31       96      163       341
      Growth-Income Fund - Class 2                           91       135      161       338       31       95      161       338
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
      Franklin Small Cap Fund - Class 2                      95       147      181       376       35      107      181       376
      Mutual Shares Securities Fund - Class 2                95       148      182       378       35      108      182       378
      Templeton Foreign Securities Fund - Class 2            96       151      187       388       36      111      187       388
GREENWICH STREET SERIES FUND
      Appreciation Portfolio                                 93       140      169       354       33      100      169       354
      Diversified Strategic Income Portfolio                 93       139      169       353       33       99      169       353
      Equity Index Portfolio - Class II Shares               91       135      161       337       31       95      161       337
      Fundamental Value Portfolio                            93       140      169       354       33      100      169       354
JANUS ASPEN SERIES
      Aggressive Growth Portfolio - Service                  94       144      176       368       34      104      176       368
      Shares
PIMCO VARIABLE INSURANCE TRUST
      Total Return Portfolio-Administrative Class            91       136      163       343       31       96      163       343
PUTNAM VARIABLE TRUST
      Putnam VT International Growth Fund - Class IB Shares  97       152      189       391       37      112      189       391

      Putnam VT Small Cap Value Fund - Class IB Shares       98       157      197       405       38      117      197       405
      Putnam VT Voyager II Fund - Class IB Shares           102       167      214       436       42      127      214       436
SALOMON BROTHERS VARIABLE SERIES FUND INC.
      Capital Fund                                           95       147      180       375       35      107      180       375
      Investors Fund                                         93       141      172       359       33      101      172       359
      Small Cap Growth Fund                                 100       160      202       416       40      120      202       416
SMITH BARNEY INVESTMENT SERIES
      Smith Barney Large Cap Core Portfolio                  94       144      177       368       34      104      177       368
      Smith Barney Premier Selections All Cap                94       145      178       370       34      105      178       370
      Growth Portfolio
THE TRAVELERS SERIES TRUST
      Equity Income Portfolio                                93       140      170       356       33      100      170       356
      Large Cap Portfolio                                    93       140      170       356       33      100      170       356
      MFS Emerging Growth Portfolio                          94       143      175       365       34      103      175       365
      MFS Research Portfolio                                 94       144      176       368       34      104      176       368
TRAVELERS SERIES FUND INC.
      AIM Capital Appreciation Portfolio                     93       142      172       359       33      102      172       359
      Alliance Growth Portfolio                              93       141      172       359       33      101      172       359
      MFS Total Return Portfolio                             93       142      172       359       33      102      172       359
      Smith Barney Aggressive Growth Portfolio               93       142      173       360       33      102      173       360
      Smith Barney High Income Portfolio                     92       137      164       345       32       97      164       345
      Smith Barney International All Cap Growth Portfolio    95       147      180       375       35      107      180       375
      Smith Barney Large Cap Value Portfolio                 92       137      164       345       32       97      164       345
      Smith Barney Large Capitalization Growth Portfolio     93       140      170       355       33      100      170       355
      Smith Barney Mid Cap Core Portfolio                    94       145      178       370       34      105      178       370
      Smith Barney Money Market Portfolio                    90       133      158       332       30       93      158       332
      Travelers Managed Income Portfolio                     92       137      165       346       32       97      165       346
      Van Kampen Enterprise Portfolio                        92       139      168       351       32       99      168       351
VAN KAMPEN LIFE INVESTMENT TRUST
      Emerging Growth Portfolio                              93       139      169       353       33       99      169       353
VARIABLE ANNUITY PORTFOLIOS
      Smith Barney Small Cap Growth                          94       144      176       366       34      104      176       366
      Opportunities Portfolio
VARIABLE INSURANCE PRODUCTS FUND II
      Contrafund(R)Portfolio - Service Class                 92       139      168       351       32       99      168       351
VARIABLE INSURANCE PRODUCTS FUND III
      Mid Cap Portfolio - Service Class 2                    94       143      175       364       34      103      175       364

3. The following is added to the "Charges and Deductions" section of the prospectus.

GMWB CHARGE

If you select the Guaranteed Minimum Withdrawal Benefit a maximum of 1.00% annually will be deducted from amounts in the variable funding options. The current charge is 0.40%. Your current charge will not change unless you reset your benefits.

4. The following is added to the "Access to Your Money" section of the prospectus.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT

For an additional charge, you may elect GMWB, a living benefit that guarantees return of your PURCHASE PAYMENTS regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different contract owner.

Your initial PURCHASE PAYMENT is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal prior to your third contract date anniversary, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals on or after your third contract date anniversary, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent purchase payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. The maximum RBB allowed at any time is $1 million without our consent. When your RBB is adjusted because you have made a subsequent purchase payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal..

WITHDRAWALS: If the total of all withdrawals since the most recent contract date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the withdrawal.

If the total amount of all withdrawals since the most recent contract date anniversary, including the current withdrawal, exceeds the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the CONTRACT VALUE immediately prior to the current withdrawal.

For example, assume your initial PURCHASE PAYMENT is $100,000 and a withdrawal of $10,000 is taken in CONTRACT YEAR two:

                      -------------------------------------------------- -------------------------------------------------
                                Assumes 15% gain on investment                    Assumes 15% loss on investment
--------------------- ---------- ------------------- ------------------- ------------ ------------------- ----------------
                      Contract          RBB               AWB (5%)        Contract           RBB             AWB (5%)
                        Value                                               Value
--------------------- ---------- ------------------- ------------------- ------------ ------------------- ----------------
  Values As Of
--------------------- ---------- ------------------- ------------------- ------------ ------------------- ----------------

  Contract date       $100,000        $100,000             $5,000         $100,000         $100,000           $5,000
--------------------- ---------- ------------------- ------------------- ------------ ------------------- ----------------

  Immediately prior   $115,000        $100,000             $5,000         $85,000          $100,000           $5,000
  to withdrawal,
  contract year two
--------------------- ---------- ------------------- ------------------- ------------ ------------------- ----------------

  Immediately after   $105,000        $91,304               4,565         $75,000          $88,235            $4,412
  withdrawal,
  contract year two                   [100,000 -       [5,000 - (5,000                     [100,000 -      [5,000- (5,000
                                       (100,000      x 10,000/115,000)]                     (100,000      x 10,000/85,000)]
                                 x 10,000/115,000)]                                    x 10,000/85,000)]
--------------------- ---------- ------------------- ------------------- ------------ ------------------- ----------------

Any time after the 5th contract year anniversary, you may choose to reset your RBB to equal your current CONTRACT VALUE. Depending on your CONTRACT VALUE and the current fee for GMWB, it may not be beneficial to reset your RBB. The current charge in effect at the time of the reset will apply. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If you began taking GMWB withdrawals prior to your third contract date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking GMWB withdrawals after your third contract year, your

AWB will equal 10% of your RBB after any reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

If your contract value reaches zero, and you have purchased this benefit, the following will occur:

     o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly;

     o The total annual payment amount will equal the AWB and will never exceed your RBB, and

     o We will no longer accept subsequent PURCHASE PAYMENTS into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.
















L-19942                                                            January, 2003

                                TRAVELERS PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY
                                            SUPPLEMENT DATED JANUARY 10, 2003 TO
                                                    PROSPECTUS DATED MAY 1, 2002


1.   The Fee Table is modified as follows:

The information contained in the "Annual Separate Account Charges" is deleted and replaced with the following:

We will assess a mortality and expense risk charge ("M & E") of 1.70% and an administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., and a maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit ("GMWB") , both optional features. Below is a summary of all charges that may apply, depending on the optional features you select:


              Mortality and Expense Risk Charge ..........  1.70%
              Administrative Expense Charge ..............  0.15%
              Total with No Optional Features Selected ...  1.85%
              Total with E.S.P. only selected ............  2.05%
              Total with GMWB only selected ..............  2.85%
              Total with E.S.P. and GMWB selected ........  3.05%


3.   The following expense example table is added to the Fee Table.

EXAMPLE:  WITH E.S.P. AND GMWB

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the maximum charges reflected in the expense table above with the E.S.P. and GMWB options selected.

-------------------------------------------------------- --------------------------------------- -----------------------------------
                                                           IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                                  END OF PERIOD SHOWN:           ANNUITIZED AT END OF PERIOD SHOWN:
                                                         --------------------------------------- -----------------------------------
FUNDING OPTION                                           1 YEAR    3 YEARS   5 YEARS  10 YEARS   1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------- -------- ---------- -------- ---------- ------- -------- -------- ---------
     Capital Appreciation Fund                              93       142       173       360       33      102      173       360
     Money Market Portfolio                                 89       129       151       319       29       89      151       319
AIM VARIABLE INSURANCE FUNDS, INC.
     AIM V.I. Premier Equity Fund - Series I                93       142       173       361       33      102      173       361
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
     Premier Growth Portfolio - Class B                     98       155       194       400       38      115      194       400
CREDIT SUISSE TRUST
     Credit Suisse Emerging Markets Portfolio               99       158       199       410       39      118      199       410
DELAWARE VIP TRUST
     VIP REIT Series-Standard Class                         94       143       175       365       34      103      175       365
DREYFUS VARIABLE INVESTMENT FUND
     Appreciation Portfolio - Initial Shares                93       140       170       355       33      100      170       355
     Small Cap Portfolio - Initial Shares                   93       140       170       356       33      100      170       356
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
     Mutual Shares Securities Fund - Class 2                95       148       182       378       35      108      182       378
     Templeton Growth Securities Fund - Class 2             96       149       185       384       36      109      185       384
GREENWICH STREET SERIES FUND
     Emerging Growth Fund                                   97       152       189       391       37      112      189       391
     Equity Index Portfolio - Class II Shares               91       135       161       337       31       95      161       337
     Growth and Income Fund                                 94       145       177       369       34      105      177       369
JANUS ASPEN SERIES
     Balanced Portfolio - Service Shares                    94       144       176       367       34      104      176       367
     Global Life Sciences Portfolio - Service Shares        96       149       184       381       36      109      184       381
     Global Technology Portfolio - Service Shares           94       145       178       370       34      105      178       370
     Worldwide Growth Portfolio - Service Shares            94       145       177       369       34      105      177       369

PIMCO VARIABLE INSURANCE TRUST
     Total Return Portfolio-Administrative Class            91       136       163       343       31       96      163       343
PUTNAM VARIABLE TRUST
     Putnam VT International Growth Fund - Class IB Shares  97       152       189       391       37      112      189       391
     Putnam VT Small Cap Value Fund - Class IB Shares       98       157       197       405       38      117      197       405
     Putnam VT Voyager II Fund - Class IB Shares           102       167       214       436       42      127      214       436
SALOMON BROTHERS VARIABLE SERIES FUND INC.
     Capital Fund-Class I                                   95       147       180       375       35      107      180       375
     Investors Fund-Class I                                 93       141       172       359       33      101      172       359
     Large Cap Growth Fund-Class I                          95       147       180       375       35      107      180       375
     Small Cap Growth Fund-Class I                         100       160       202       416       40      120      202       416
THE TRAVELERS SERIES TRUST
     Convertible Bond Portfolio                             93       140       170       356       33      100      170       356
     Disciplined Mid Cap Stock Portfolio                    93       142       172       359       33      102      172       359
     Equity Income Portfolio                                93       140       170       356       33      100      170       356
     Federated High Yield Portfolio                         94       143       175       365       34      103      175       365
     Federated Stock Portfolio                              93       141       171       358       33      101      171       358
     Large Cap Portfolio                                    93       140       170       356       33      100      170       356
     Lazard International Stock Portfolio                   95       147       181       376       35      107      181       376
     MFS Emerging Growth Portfolio                          94       143       175       365       34      103      175       365
     MFS Mid Cap Growth Portfolio                           94       144       176       368       34      104      176       368
     MFS Research Portfolio                                 94       144       176       368       34      104      176       368
     Travelers Quality Bond Portfolio                       90       130       154       324       30       90      154       324
TRAVELERS SERIES FUND INC.
     AIM Capital Appreciation Portfolio                     93       142       172       359       33      102      172       359
     Alliance Growth Portfolio                              93       141       172       359       33      101      172       359
     MFS Total Return Portfolio                             93       142       172       359       33      102      172       359
VAN KAMPEN LIFE INVESTMENT TRUST
     Comstock Portfolio Class II Shares                     95       148       182       378       35      108      182       378
     Enterprise Portfolio Class II Shares                   93       142       173       361       33      102      173       361
VARIABLE INSURANCE PRODUCTS FUND II
     Contrafund(R)Portfolio - Service Class 2               94       144       176       366       34      104      176       366
VARIABLE INSURANCE PRODUCTS FUND III
     Dynamic Capital Appreciation Portfolio -              102       166       212       433       42      126      212       433
     Service Class 2
     Mid Cap Portfolio - Service Class 2                    94       143       175       364       34      103      175       364

3. The following is added to the "Charges and Deductions" section of the prospectus.

GMWB CHARGE

If you select the Guaranteed Minimum Withdrawal Benefit a maximum of 1.00% annually will be deducted from amounts in the variable funding options. The current charge is 0.40%. Your current charge will not change unless you reset your benefit.

4. The following is added to the "Access to Your Money" section of the prospectus.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT

For an additional charge, you may elect GMWB, a living benefit that guarantees return of your PURCHASE PAYMENTS regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different contract owner.

Your initial PURCHASE PAYMENT is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal prior to your third contract date anniversary, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals on or after your third contract date anniversary, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent purchase payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. The maximum RBB allowed at any time is $1 million without our consent. When your RBB is adjusted because you have made a subsequent purchase payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

WITHDRAWALS: If the total of all withdrawals since the most recent contract date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the withdrawal.

If the total amount of all withdrawals since the most recent contract date anniversary, including the current withdrawal, exceeds the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the CONTRACT VALUE immediately prior to the current withdrawal.

For example, assume your initial PURCHASE PAYMENT is $100,000 and a withdrawal of $10,000 is taken in CONTRACT YEAR two:

                      -------------------------------------------------- -------------------------------------------------
                                Assumes 15% gain on investment                       Assumes 15% loss on investment
--------------------- ---------- ------------------- ------------------- ------------ ------------------- ----------------
                      Contract          RBB               AWB (5%)        Contract           RBB             AWB (5%)
                        Value                                               Value
--------------------- ---------- ------------------- ------------------- ------------ ------------------- ----------------
  Values As Of
--------------------- ---------- ------------------- ------------------- ------------ ------------------- ----------------
  Contract date        $100,000       $100,000             $5,000          $100,000        $100,000           $5,000
--------------------- ---------- ------------------- ------------------- ------------ ------------------- ----------------

  Immediately prior    $115,000       $100,000             $5,000          $85,000         $100,000           $5,000
  to withdrawal,
  contract year two
--------------------- ---------- ------------------- ------------------- ------------ ------------------- ----------------

  Immediately after    $105,000       $91,304              $4,565          $75,000         $88,235            $4,412
  withdrawal,
  contract year two                  [100,000 -        [5,000 - (5,000                     [100,000 -      [5,000- (5,000
                                      (100,000       x 10,000/115,000)]                    (100,000       x 10,000/85,000)]
                                 x 10,000/115,000)]                                    x 10,000/85,000)]
--------------------- ---------- ------------------- ------------------- ------------ ------------------- ----------------

Any time after the 5th contract year anniversary, you may choose to reset your RBB to equal your current CONTRACT VALUE. Depending on your CONTRACT VALUE and the current fee for GMWB, it may not be beneficial to reset your RBB. The current charge in effect at the time of the reset will apply. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If you began taking GMWB withdrawals prior to your third contract date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking GMWB withdrawals after your third contract year, your AWB will equal 10% of your RBB after any reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

If your contract value reaches zero, and you have purchased this benefit, the following will occur:

     o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly;

     o The total annual payment amount will equal the AWB and will never exceed your RBB, and

     o We will no longer accept subsequent PURCHASE PAYMENTS into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.













L-19944                                                            January, 2003